Short-Term Borrowings	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
Short-Term Borrowings

NOTE 12	Short-Term Borrowings
Short-term borrowings at December 31 consisted of the following:

(Dollars in Millions)	2025	2024
Federal funds purchased	$285	$252
Securities sold under agreements to repurchase	9,228	7,642
Commercial paper	4,341	4,288
Other short-term borrowings	3,308	3,336
Total	$17,162	$15,518